UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end:  August 31, 2024

Date of reporting period:  February 29, 2024

Item 1. Report to Stockholders.

(a)

ATAC Rotation Fund
Investor Class (ATACX)
Institutional Class (ATCIX)

Semi-Annual Report

www.atacfunds.com	February 29, 2024

(This Page Intentionally Left Blank.)

ATAC ROTATION FUND

April 26, 2024

Dear Fellow Shareholders:

On behalf of the Tidal Financial Group team, we would like to thank you for your continued investment in the ATAC Rotation Fund.

The goal of the ATAC Rotation Fund (ATACX) is to serve as a strategy which over time may enhance a portfolio’s overall risk and return characteristics. By utilizing a buy and rotate approach which uses historically leading indicators of volatility, our Fund places a large emphasis on risk management, seeking to rotate fully into Treasuries in advance of conditions that favor stock market stress.

The challenges that have existed for this strategy throughout the past couple of years has carried forward into 2024. While intermarket signals have largely been correct in identifying conditions favoring higher volatility for equities (“risk-off”, the expression of conditions through Treasuries continues to serve as a headwind for fund performance. In addition, small-caps and emerging markets, which are used during risk-on positioning, continue to underperform large-caps, resulting in momentum that does not want to stick outside of market-cap weighted averages. We remain frustrated that while the signals for the fund have done an effective job of identifying conditions appropriately, the continued leadership of just a handful of stocks has prevented our strategy from delivering the superior risk-adjusted returns that it has proven historically it can under the right cycle.

For the Semi-Annual period ending February 29, 2024, the ATAC Rotation Fund Investor Class and Institutional Class returned 13.23% and 13.37% respectively, versus a return of 6.22% for the Lipper Flexible Portfolio Fund Index and a return of 13.93% for the S&P 500® Total Return Index. The Fund performed well during this period despite the lack of any form of “flight-to-safety” sequence in Treasuries as stocks turned volatile. The performance is a reminder that the Fund can indeed perform well in the absence of traditional risk-off behavior.

This has been the most challenging three successive years for the Fund since inception in 2012. The good news is that we believe it is possible that this market behavior is closer to the end than the beginning. When living in an outlier environment, as this cycle clearly has proven to be with multiple market disconnects playing out at once, the best any investor can do in any asset is to wait for the light to change and for markets to normalize again.

In our opinion, the markets have gotten overly optimistic in their expectations of an aggressive Fed rate cutting cycle later this year. This increases the risk of a potential correction in the near future. Positive growth characteristics and a persistently tight labor market should provide a favorable tailwind to risk assets, but the re-acceleration of inflation and the possibility of the Fed needing to alter its rate policy plans may be factors that investors are unprepared for. While Treasury yields move higher in response to these dynamics, we can’t ignore the sharp rally in gold and what that is telling us. If inflation remains above target and stickier than originally anticipated in coming quarters, the return of the flight to safety trade can’t be ruled out; conditions for which this fund’s strategy were built for.

Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Michael A. Gayed, CFA and Michael Venuto

ATAC ROTATION FUND

Past performance is not a guarantee of future results.

Opinions expressed are those of Tidal Investments LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Because the Fund invests primarily in ETFs, it may invest a greater percentage of its assets in the securities of a single issuer and therefore could be considered non-diversified. If a fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Fund is expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Fund invests in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short sales and commodities. The Fund will bear its share of the fees and expenses of the Underlying ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in the Underlying ETFs.

Drawdown refers to how much an investment or trading account is down from the peak before it recovers back to its peak.

Duration is the measure of the sensitivity of the price of a bond to change in interest rates.

The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One may not directly invest in an index.

Must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor

ATAC ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold,  may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-282-2386. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of February 29, 2024

	1 Year	3 Year	5 Year	10 Year	Since Inception(1)
Investor Class	-4.18%	-13.23%	3.12%	3.69%	4.50%
Institutional Class	-3.92%	-13.01%	3.38%	3.95%	4.76%
S&P 500® Index(2)	30.45%	11.91%	14.76%	12.70%	13.88%
Lipper Flexible Portfolio Fund Index(3)	12.35%	2.85%	7.22%	5.89%	6.85%

(1)
Period from Fund inception through February 29, 2024. The Investor Class commenced operations on September 10, 2012 and the Institutional Class commenced operations on March 26, 2018. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Investor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.
(3)
The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.  One cannot invest directly in an index.

The following is expense information for the ATAC Rotation Fund (the “Fund”) as disclosed in the Fund’s most recent prospectus dated December 29, 2023: Investor Class – Gross Expenses: 2.53%, Net Expenses: 2.17%. Institutional Class – Gross Expenses: 2.28%, Net Expenses: 1.93%. Tidal Investments LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.74% of the average daily net assets of the Fund’s Investor Class shares and do not exceed 1.49% of the average daily net assets of the Fund’s Institutional Class shares. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

ATAC ROTATION FUND

Asset Allocation (Unaudited)
as of February 29, 2024(1)
(% of net assets)

Fund Holdings (Unaudited)
as of February 29, 2024(1)
(% of net assets)

iShares Core MSCI Emerging Markets Fund	39.4%
SPDR Portfolio Emerging Markets Fund	24.8%
Schwab Emerging Markets Equity Fund	19.7%
Direxion Daily MSCI Emerging Markets Bull 3X Fund	14.3%

(1)	Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any security.

ATAC ROTATION FUND

Expense Example (Unaudited)
February 29, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 – February 29, 2024).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (9/1/23)	Value (2/29/24)	(9/1/23 – 2/29/24)
Investor Class Actual(2)(3)	$1,000.00	$1,132.30	$10.23
Investor Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,015.27	$ 9.67

Institutional Class Actual(2)(3)	$1,000.00	$1,133.70	$ 8.91
Institutional Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,016.51	$ 8.42

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.93% and 1.68% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended February 29, 2024 of 13.23% and 13.37% for the Investor Class and Institutional Class, respectively.
(3)	Excluding interest expense, the actual expenses would be $9.22 and $7.90 for the Investor Class and Institutional Class, respectively.
(4)	Excluding interest expense, the hypothetical expenses would be $8.72 and $7.47 for the Investor Class and Institutional Class, respectively.

ATAC ROTATION FUND

Schedule of Investments (Unaudited)
February 29, 2024

Description	Shares	Value
EXCHANGE TRADED FUNDS – 98.2%
Direxion Daily MSCI Emerging Markets Bull 3X Fund	278,280	$7,994,984
iShares Core MSCI Emerging Markets Fund(a)	438,032	22,050,531
Schwab Emerging Markets Equity Fund	447,238	11,033,361
SPDR Portfolio Emerging Markets Fund	390,739	13,836,068
Total Exchange Traded Funds
(Cost $55,966,746)		54,914,944

SHORT-TERM INVESTMENTS – 2.1%

Money Market Funds – 2.1%
First American Government Obligations Fund – Class X, 5.23%(b)	1,172,001	1,172,001
Total Short-Term Investments
(Cost $1,172,001)		1,172,001
Total Investments – 100.3%
(Cost $57,138,747)		$56,086,945
Liabilities in Excess of Other Assets – (0.3)%		(189,485)
Total Net Assets – 100.0%		$55,897,460

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Assets and Liabilities (Unaudited)
February 29, 2024

ASSETS:
Investments, at value:
Unaffiliated issuers (Cost: $48,720,360)	$48,091,961
Affiliated issuers (Cost: $8,418,387)	7,994,984
Interest receivable	1,958
Receivables for capital shares sold	8,624
Prepaid expenses	15,779
Total assets	56,113,306

LIABILITIES:
Payable to investment adviser	37,411
Payable for capital shares redeemed	79,225
Payable for fund administration & accounting fees	21,583
Payable for compliance fees	2,459
Payable for transfer agent fees & expenses	25,404
Payable for custody fees	3,258
Payable for audit fees	11,056
Payable for interest expense	1,096
Accrued expenses	25,177
Accrued distribution fees	9,177
Total liabilities	215,846

NET ASSETS	$55,897,460

NET ASSETS CONSIST OF:
Paid-in capital	$106,167,314
Total accumulated loss	(50,269,854)
Net Assets	$55,897,460

Investor Class
Net Assets	$17,229,201
Shares issued and outstanding(1)	560,783
Net asset value, redemption price and offering price per share	$30.72

Institutional Class
Net Assets	$38,668,259
Shares issued and outstanding(1)	1,242,597
Net asset value, redemption price and offering price per share	$31.12

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 29, 2024

INVESTMENT INCOME:
Dividend income from:
Unaffiliated issuers	$436,187
Interest income	9,857
Total investment income	446,044

EXPENSES:
Investment adviser fees (See Note 4)	345,158
Transfer agent fees & expenses (See Note 4)	69,305
Fund administration & accounting fees (See Note 4)	58,608
Distribution fees – Investor Class (See Note 5)	21,638
Federal & state registration fees	18,455
Trustee fees (See Note 4)	10,561
Legal fees	9,930
Audit fees	9,554
Compliance fees (See Note 4)	7,462
Custody fees (See Note 4)	6,718
Postage & printing fees	6,386
Other expenses	2,913
Insurance fees	1,364
Total expenses before interest expense & waiver	568,052
Interest expense (See Note 10)	52,729
Total expenses before waiver	620,781
Less: waiver from investment adviser (See Note 4)	(134,985)
Net expenses	485,796

NET INVESTMENT LOSS	(39,752)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Unaffiliated issuers	9,391,472
Affiliated issuers	(508,732)
Net realized gain:	8,882,740

Net change in unrealized appreciation/depreciation:
Unaffiliated issuers	(1,464,569)
Affiliated issuers	(423,403)
Net change in unrealized appreciation/depreciation on investments	(1,887,972)

Net realized and unrealized gain on investments	6,994,768

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,955,016

See Notes to the Financial Statements

ATAC ROTATION FUND

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2024	Year Ended
	(Unaudited)	August 31, 2023
OPERATIONS:
Net investment loss	$(39,752)	$(190,491)
Net realized gain (loss) on investment transactions	8,882,740	(12,013,794)
Net change in unrealized appreciation/depreciation
on investments	(1,887,972)	5,645,212
Net increase (decrease) in net assets resulting from operations	6,955,016	(6,559,073)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	401,853	1,189,919
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(3,661,098)	(7,341,223)
Decrease in net assets resulting
from Investor Class transactions	(3,259,245)	(6,151,304)
Institutional Class:
Proceeds from shares sold	1,709,350	9,585,008
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(7,162,180)	(28,201,615)
Decrease in net assets resulting
from Institutional Class transactions	(5,452,830)	(18,616,607)
Net decrease in net assets resulting
from capital share transactions	(8,712,075)	(24,767,911)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	—
Institutional Class	—	—
Total distributions to shareholders	—	—

TOTAL DECREASE IN NET ASSETS	(1,757,059)	(31,326,984)

NET ASSETS:
Beginning of period	57,654,519	88,981,503
End of period	$55,897,460	$57,654,519

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

	Six Months Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2023	2022	2021	2020	2019
PER SHARE DATA(1):
Net asset value, beginning of period	$27.13	$30.14	$43.13	$47.60	$31.20	$33.01

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.04)	(0.13)	(0.20)	(0.21)	0.08	0.17
Net realized and unrealized
gains (losses) on investments(3)	3.63	(2.88)	(12.79)	1.76	16.59	(1.67)
Total from investment operations	3.59	(3.01)	(12.99)	1.55	16.67	(1.50)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.03)	(0.27)	—
From net capital gains	—	—	—	(5.99)	—	(0.31)
Total distributions	—	—	—	(6.02)	(0.27)	(0.31)

Net asset value, end of period	$30.72	$27.13	$30.14	$43.13	$47.60	$31.20

TOTAL RETURN(4)	13.23%	-9.99%	-30.12%	2.49%	53.92%	-4.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$17.2	$18.3	$26.6	$84.5	$128.7	$31.1

Ratio of expenses to average net assets(5)(6):
Before expense waiver/recoupment	2.42%	2.37%	1.92%	1.77%	1.86%	1.94%
After expense waiver/recoupment	1.93%	2.01%	1.80%	1.75%	1.74%	1.75%

Ratio of expenses excluding interest
expenses to average net assets(5)(6):
Before expense waiver/recoupment	2.23%	2.10%	1.86%	1.76%	1.86%	1.93%
After expense waiver/recoupment	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%

Ratio of net investment income (loss)
to average net assets(5)(6):
After expense waiver/recoupment	(0.32)%	(0.43)%	(0.51)%	(0.45)%	0.21%	0.56%

Portfolio turnover rate(4)(7)	1,240%	2,259%	2,610%	2,030%	1,785%	2,053%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

	Six Months Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2023	2022	2021	2020	2019
PER SHARE DATA(1):
Net asset value, beginning of period	$27.45	$30.42	$43.41	$47.81	$31.32	$33.05

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.01)	(0.05)	(0.10)	(0.09)	0.18	0.24
Net realized and unrealized
gains (losses) on investments(3)	3.68	(2.92)	(12.89)	1.77	16.64	(1.66)
Total from investment operations	3.67	(2.97)	(12.99)	1.68	16.82	(1.42)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.09)	(0.33)	—
From net capital gains	—	—	—	(5.99)	—	(0.31)
Total distributions	—	—	—	(6.08)	(0.33)	(0.31)

Net asset value, end of period	$31.12	$27.45	$30.42	$43.41	$47.81	$31.32

TOTAL RETURN(4)	13.37%	-9.76%	-29.92%	2.75%	54.32%	-4.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$38.7	$39.4	$62.3	$136.4	$142.9	$39.1

Ratio of expenses to average net assets(5)(6):
Before expense waiver/recoupment	2.17%	2.12%	1.68%	1.53%	1.64%	1.69%
After expense waiver/recoupment	1.68%	1.77%	1.56%	1.50%	1.49%	1.50%

Ratio of expenses excluding interest
expenses to average net assets(5)(6):
Before expense waiver/recoupment	1.98%	1.84%	1.61%	1.52%	1.64%	1.68%
After expense waiver/recoupment	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss)
to average net assets(5)(6):
After expense waiver/recoupment	(0.07)%	(0.18)%	(0.27)%	(0.20)%	0.46%	0.81%

Portfolio turnover rate(4)(7)	1,240%	2,259%	2,610%	2,030%	1,785%	2,053%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited)
February 29, 2024

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Rotation Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute positive returns over time.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 29, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 29, 2024, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended August 31, 2020.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income and expense or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Tidal Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,914,944	$—	$—	$54,914,944
Short-Term Investment	1,172,001	—	—	1,172,001
Total Investments	$56,086,945	$—	$—	$56,086,945

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. For its services, the Fund pays the Adviser a monthly management fee of 1.25% of the Fund’s average daily net assets up to $500 million, 1.15% of the Fund’s average daily net assets on the next $250 million, 1.05% of the Fund’s average daily net assets on the next $250 million, and 0.95% of the Fund’s average daily net assets in excess of $1 billion.

The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) based upon the average daily net assets of the Fund not exceeding an annual rate of 1.74% and 1.49% of the Investor Class and Institutional Class, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expenses Limitation Agreement is indefinite in term, but cannot be terminated through at least December 29, 2024. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
March 2024 – August 2024	$90,261
September 2024 – August 2025	195,953
September 2025 – August 2026	260,718
September 2026 – February 2027	134,985

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 29, 2024 are disclosed in the Statements of Operations.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  For the period ended February 29, 2024, the Fund’s Investor Class incurred $21,638 for expenses pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

	Period Ended	Year Ended
	February 29, 2024	August 31, 2023
Transactions in shares of the Fund were as follows:

Investor Class:
Shares sold	14,575	39,037
Shares issued to holders in reinvestment of distributions	—	—
Shares redeemed	(128,221)	(248,575)
Net decrease	(113,646)	(209,538)
Institutional Class:
Shares sold	59,909	324,081
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(251,226)	(939,554)
Net decrease	(191,317)	(615,473)
Net decrease in shares outstanding	(304,963)	(825,011)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 29, 2024, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
$ —	$ —	$697,061,881	$706,910,293

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at August 31, 2023, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$836,170	$(1,015,413)	$(179,243)	$57,948,570

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales, and a net operating loss reclass.

At August 31, 2023, components of accumulated earnings on a tax-basis were as follows:

Undistributed		Other	Total
Ordinary	Unrealized	Accumulated	Accumulated
Income	Depreciation	Loss	Loss
$ —	$(179,243)	$(57,045,627)	$(57,224,870)

As of August 31, 2023, the Fund had a short-term capital loss carryover of $57,045,627. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. The Fund deferred no post-October losses. The Fund did not defer any qualified late year losses.

The Fund did not pay a distribution during the period ended February 29, 2024.

The Fund did not pay a distribution for the year ended August 31, 2023.

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended February 29, 2024 with affiliated companies as so defined:

				Share				Change in
	Value			Balance	Value			Unrealized
	August 31,			February 29,	February 29,	Dividend	Realized	Appreciation/
	2023	Purchases	Sales	2024	2024	Income	Loss	Depreciation
Direxion
Emerging Markets
Bull 3x Fund	$ —	$19,840,974	$(10,913,855)	278,280	$7,994,984	$ —	$(508,732)	$(423,403)

10.  LINE OF CREDIT

The Fund established an unsecured line of credit (“LOC”) with U.S. Bank N.A. in the amount of $6,000,000, 10% of the gross fair value of the Fund, or 33.33% of the gross value of the unencumbered assets of the Fund, whichever is less. The LOC matures, unless renewed on July 19, 2024. This LOC is intended to provide short-term financing,

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate, which was 8.50% as of February 29, 2024. The interest rate during the period was 8.50%. The weighted average interest rate paid on outstanding borrowings was 8.50%. The Fund has authorized the Custodian to charge any of the accounts of the Fund for any missed payments.

The Fund also had a secured line of credit with Huntington National Bank for investment purposes with a maximum amount of $30,000,000 or 20% of the market value of the Fund’s collateral, whichever is less. This line matured on December 9, 2023 and was not renewed. Borrowings bear interest at the 1-month LIBOR rate plus 180 basis points. The interest rate was 7.13% on October 24, 2023, the last borrowing date. The weighted interest rate paid on outstanding borrowings was 7.13%. Collateral for all borrowing with this credit facility was held at the Custodian and is part of the Fund’s holdings.

For the period ended February 29, 2024, the Fund’s credit facility activity is as follows:

		Amount
Credit	Average	Outstanding as of	Interest	Service	Maximum	Maximum
Facility Agent	Borrowings	February 29, 2024	Expense	Charges	Borrowing	Borrowing Date
U.S. Bank N.A.	$237,962	$—	$10,480	$—	$1,525,000	November 20, 2023
Huntington Bank	1,165,385	—	$42,029	$220	10,100,000	October 4-24, 2023

11.  LEVERAGED ETFS

Leveraged ETFs are funds that rely on financial derivatives and/or debt (“leverage”) to amplify the investment return of an underlying index. The use of leverage will magnify the effect of any increase or decrease in the value of a Leveraged ETF’s portfolio. During the period ended February 29, 2024, the Fund invested in Leveraged ETFs.

12.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, UBS Wealth Management, for the benefit of its customers, held 35.0% of the Fund.

ATAC ROTATION FUND

Additional Information (Unaudited)
February 29, 2024

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – TIDAL INVESTMENTS LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2024, the Trust’s Board of Trustees (“Board”), each of whom was present in person, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Tidal Investments LLC (“Tidal” or the “Adviser”) regarding the ATAC Rotation Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 4, 2024, the Trustees received and considered information from Tidal and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Tidal with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Tidal, as applicable; (3) the costs of the services provided and the profits realized by Tidal, from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Tidal resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of Tidal, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Tidal as set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Tidal performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Tidal provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Tidal on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws. The Trustees considered the investment philosophy of the Fund’s portfolio managers and, in particular, one portfolio manager’s experience serving as a portfolio manager

ATAC ROTATION FUND

Additional Information (Unaudited) – Continued
February 29, 2024

to the Fund since its inception. The Trustees reviewed Tidal’s financial statements, assets under management and capitalization. In that regard, the Trustees concluded that Tidal had sufficient resources to support the management of the Fund.

Fund Historical Performance and the Overall Performance of Tidal. In assessing the quality of the portfolio management delivered by Tidal, the Trustees reviewed the performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices and the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”). When comparing the Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.

The Trustees noted that the Fund underperformed its Category and Cohort averages for all periods presented as of September 30, 2023. The Trustees also noted that while the Fund underperformed its broad based benchmark index and one of its secondary indices for all periods presented, it outperformed one of its more narrow based indices over the ten-year and since inception periods ended September 30, 2023. The Trustees noted that Tidal does not manage other accounts or composites with the same or substantially similar strategies as the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the management fee that the Fund pays to Tidal under the Investment Advisory Agreement, as well as Tidal’s profitability analysis for services that Tidal rendered to the Fund over the 12-month period ended September 30, 2023. The Trustees also noted that Tidal has contractually agreed to waive its management fee, and to the extent necessary reimburse the Fund for its operating expenses, as specified in the Fund’s prospectus. In that regard, the Trustees noted that Tidal waived a portion of its management fee during the Fund’s most recent fiscal year. The Trustees considered the reasonableness of Tidal’s profits from its service relationship with the Fund.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds within the same Category and Cohort. The Trustees noted the Fund’s advisory fee and total expenses (after waivers and expense reimbursements) were each higher than the Category and Cohort averages. The Trustees also considered that the average net assets of funds comprising the Cohort and Category were higher than the assets of the Fund. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Tidal’s advisory fee with respect to the Fund is reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund contains breakpoints. The Trustees considered the breakpoint structure and noted that the Fund’s investment advisory fee has the potential to share economies with Fund shareholders as the Fund grows.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Tidal from its relationship with the Fund. The Trustees noted that Tidal does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions. While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees also observed that Tidal was incurring its own distribution expenses on behalf of the Fund. The Trustees considered that Tidal may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Tidal does not receive additional material benefits from its relationship with the Fund.

ATAC ROTATION FUND

Additional Information (Unaudited) – Continued
February 29, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

ATAC ROTATION FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Tidal Investments LLC
234 West Florida Street, Suite 203
Milwaukee, WI 53204

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-282-2386.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.  1) Not applicable for semi-annual reports.

(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2024

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    May 7, 2024